Equity - Summary of Unrealized Gain (Loss) on Financial Assets at FVTOCI (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Financial assets at fair value through other comprehensive income [line items]
Balance at January 1	$ 1,741,134
Ending balance	2,019,812	$ 72,812	$ 1,741,134
Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member]
Financial assets at fair value through other comprehensive income [line items]
Balance at January 1	2,027,902	73,104	(203,098)	$ (1,015,107)
Debt instruments	63,722	2,297	(2,136)	(2,052)
Equity instruments	(8,671)	(313)	(405,020)	(283,472)
Share from associates and joint venture accounted for using the equity method	3,599,703	129,766	2,655,570	1,501,689
Disposal of associates and joint venture accounted for using the equity method			1,094
Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal	33,258	1,199	16,383
Cumulative unrealized loss transferred to retained earnings due to disposal of equity instruments in relation to associates and joint venture accounted for using the equity method	(1,525,553)	(54,995)	(34,891)	(404,156)
Ending balance	$ 4,190,361	$ 151,058	$ 2,027,902	$ (203,098)